Disclosures about Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 30, 2015	Dec. 31, 2016	Jan. 02, 2016
Fair Value
Principal outstanding under the Senior Unsecured Notes		$ 400,000
Landshire [Member]
Fair Value
Contingent consideration at fair value	$ 19,293
2016 First Lien Term Loan [Member]
Fair Value
Principal, net of original issue discount		$ 690,293
2012 First Lien Term Loan [Member]
Fair Value
Principal, net of original issue discount			$ 894,851
2012 Second Lien Term Loan [Member]
Fair Value
Principal, net of original issue discount			$ 372,334